UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 2.1%
373,993		BHP Billiton Ltd.	$6,574,519	2.1

		China: 3.0%
84,062		China Mobile Ltd-SPON ADR	4,632,657	1.5
3,278,000		China Railway Construction Corp. Ltd.	4,498,921	1.5
			9,131,578	3.0

		Denmark: 2.1%
3,381		AP Moller - Maersk A/S - Class B	6,443,755	2.1

		France: 8.6%
39,154		Air Liquide SA	4,775,365	1.6
160,035	@	Alstom SA	5,606,549	1.8
262,527		Orange SA	4,612,687	1.5
73,257		Schneider Electric SE	5,644,264	1.8
320,189		Suez	5,835,457	1.9
			26,474,322	8.6

		Germany: 6.0%
68,836		BASF SE	6,506,988	2.1
214,472		Deutsche Telekom AG	4,275,908	1.4
53,444		Siemens AG	7,643,528	2.5
			18,426,424	6.0

		India: 2.6%
147,095		Larsen & Toubro Ltd.	4,014,539	1.3
1,267,724		Power Grid Corp. of India Ltd.	4,086,582	1.3
			8,101,121	2.6

		Indonesia: 1.0%
1,436,100		United Tractors Tbk PT	2,994,658	1.0

		Italy: 2.0%
1,163,685		Enel S.p.A.	6,229,695	2.0

		Japan: 13.2%
946,000		Hitachi Ltd.	5,705,758	1.9
245,500		LIXIL Group Corp.	5,969,775	1.9
271,600		JSR Corp.	4,561,052	1.5
218,200		Komatsu Ltd.	5,297,249	1.7
278,300		Mitsubishi Corp.	5,569,026	1.8
126,200		NTT DoCoMo, Inc.	3,101,360	1.0
93,300		Omron Corp.	3,896,262	1.3
72,800		Shin-Etsu Chemical Co., Ltd.	6,537,880	2.1
			40,638,362	13.2

		Netherlands: 4.2%
56,637		Airbus SE	4,657,899	1.5
54,495		Koninklijke DSM NV	4,060,743	1.3
117,081	#	Philips Lighting NV	4,340,279	1.4
			13,058,921	4.2

		South Korea: 0.8%
11,354		SK Telecom Co., Ltd.	2,570,376	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 1.3%
157,587	Gas Natural SDG S.A.	$3,974,556	1.3

	Sweden: 2.9%
159,578	SKF AB - B Shares	3,261,192	1.1
341,155	Volvo AB - B Shares	5,572,244	1.8
		8,833,436	2.9

	Taiwan: 1.9%
167,277	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,914,915	1.9

		United Kingdom: 1.3%
373,604	CNH Industrial NV	4,153,255	1.3

		United States: 46.1%
2,370	@ AdvanSix, Inc.	68,185	0.0
42,851	Albemarle Corp.	4,867,874	1.6
51,130	American Electric Power Co., Inc.	3,670,111	1.2
92,118	AT&T, Inc.	3,549,306	1.2
122,322	CenturyLink, Inc.	3,051,934	1.0
33,453	Cummins, Inc.	5,275,538	1.7
58,743	Deere & Co.	7,193,668	2.3
123,211	Dow Chemical Co.	7,634,154	2.5
38,370	DTE Energy Co.	4,202,282	1.4
167,693	Exelon Corp.	6,088,933	2.0
38,467	General Dynamics Corp.	7,818,418	2.5
245,332	General Electric Co.	6,717,190	2.2
59,256	Honeywell International, Inc.	7,880,455	2.6
29,834	L3 Technologies, Inc.	5,029,714	1.6
55,352	Lincoln Electric Holdings, Inc.	4,947,362	1.6
15,075	Lockheed Martin Corp.	4,238,035	1.4
37,396	NextEra Energy, Inc.	5,289,290	1.7
73,960	Nucor Corp.	4,297,076	1.4
65,412	PG&E Corp.	4,472,873	1.4
53,331	Packaging Corp. of America	5,448,295	1.8
31,084	Parker Hannifin Corp.	4,894,797	1.6
113,009	Plains GP Holdings L.P.	3,013,950	1.0
38,715	Rockwell Automation, Inc.	6,144,845	2.0
28,933	Roper Technologies, Inc.	6,573,578	2.1
56,604	Schlumberger Ltd.	3,939,072	1.3
129,414	Steel Dynamics, Inc.	4,398,782	1.4
46,261	Valero Energy Corp.	2,843,664	0.9
37,550	Vulcan Materials Co.	4,680,607	1.5
26,183	Watsco, Inc.	3,694,945	1.2
		141,924,933	46.1

	Total Common Stock
	(Cost $245,936,624)	305,444,826	99.1

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
3,351,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.680%††
	(Cost $3,351,000)	$3,351,000	1.1

	Total Short-Term Investments
	(Cost $3,351,000)	3,351,000	1.1

	Total Investments in Securities (Cost $249,287,624)	$308,795,826	100.2
	Liabilities in Excess of Other Assets	(701,958)	(0.2)
	Net Assets	$308,093,868	100.0

††	Rate shown is the 7-day yield as of May 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $250,071,476.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,153,683
Gross Unrealized Depreciation	(5,429,333)

Net Unrealized Appreciation	$58,724,350

Industry Diversification	Percentage of Net Assets
Electric Utilities	9.6%
Industrial Conglomerates	9.4
Construction Machinery & Heavy Trucks	7.0
Aerospace & Defense	7.0
Specialty Chemicals	6.5
Diversified Chemicals	4.6
Industrial Machinery	4.3
Integrated Telecommunication Services	4.1
Agricultural & Farm Machinery	3.6
Wireless Telecommunication Services	3.3
Multi-Utilities	3.3
Electrical Components & Equipment	3.2
Industrials	3.2
Steel	2.8
Construction & Engineering	2.8
Diversified Metals & Mining	2.1
Marine	2.1
Building Products	1.9
Semiconductors	1.9
Electronic Equipment & Instruments	1.9
Trading Companies & Distributors	1.8
Paper Packaging	1.8
Industrial Gases	1.6
Construction Materials	1.5
Gas Utilities	1.3
Oil & Gas Equipment & Services	1.3
Electronics	1.3
Telecommunication Services	1.0
Oil & Gas Storage & Transportation	1.0
Coal & Consumable Fuels	1.0%
Oil & Gas Refining & Marketing	0.9
Commodity Chemicals	0.0
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,574,519	$–	$6,574,519
China	4,632,657	4,498,921	–	9,131,578
Denmark	–	6,443,755	–	6,443,755
France	–	26,474,322	–	26,474,322
Germany	–	18,426,424	–	18,426,424
India	–	8,101,121	–	8,101,121
Indonesia	–	2,994,658	–	2,994,658
Italy	–	6,229,695	–	6,229,695
Japan	–	40,638,362	–	40,638,362
Netherlands	4,340,279	8,718,642	–	13,058,921
South Korea	–	2,570,376	–	2,570,376
Spain	–	3,974,556	–	3,974,556
Sweden	–	8,833,436	–	8,833,436
Taiwan	5,914,915	–	–	5,914,915
United Kingdom	–	4,153,255	–	4,153,255
United States	141,924,933	–	–	141,924,933
Total Common Stock	156,812,784	148,632,042	–	305,444,826
Short-Term Investments	3,351,000	–	–	3,351,000
Total Investments, at fair value	$160,163,784	$148,632,042	$–	$308,795,826
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,532,711)	$–	$(1,532,711)
Total Liabilities	$–	$(1,532,711)	$–	$(1,532,711)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2017, the following over-the-counter written options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
587,263	Bank of America N.A.	Call on Industrial Select Sector SPDR® Fund	66.580	USD	06/01/17	$469,223	$(555,734)
647,284	Goldman Sachs & Co.	Call on iShares MSCI EAFE ETF	65.350	USD	06/15/17	507,600	(635,800)
210,970	JPMorgan Chase Bank N.A.	Call on iShares MSCI Emerging Markets ETF	40.290	USD	06/15/17	156,392	(222,983)
301,536	Bank of America N.A.	Call on Materials Select Sector SPDR® Fund	52.730	USD	06/01/17	220,996	(118,194)
		Total Written OTC Options				$1,354,211	$(1,532,711)

Currency Abbreviations
USD	-	United States Dollar

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$1,532,711
Total Liability Derivatives		$1,532,711

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

	Bank of America N.A.	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Totals
Liabilities:
Written options	$673,928	$635,800	$222,983	$1,532,711
Total Liabilities	$673,928	$635,800	$222,983	$1,532,711

Net OTC derivative instruments by counterparty, at fair value	$(673,928)	$(635,800)	$(222,983)	(1,532,711)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(673,928)	$(635,800)	$(222,983)	$(1,532,711)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2017